Note 26 - Share-based Expenses - Other Equity Share Units Granted (Details) - Cash-settled awards [member]	1 Months Ended		12 Months Ended
	Aug. 31, 2018	Jul. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Grants	5,918	37,330
Awards paid out			(26,864)
Total awards outstanding December 31			16,384	37,330
Estimated awards expected to vest at December 31			100.00%	100.00%
July 2017 [member]
Statement Line Items [Line Items]
Grants			37,330	37,330
August 2018 [member]
Statement Line Items [Line Items]
Grants			5,918